Earnings (loss) per Unit ("EPU") (Tables)	6 Months Ended
Jun. 30, 2022
Earnings/(loss) per Unit ("EPU")
Schedule of earnings/(loss) per unit

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Profit for the period and Partnership’s profit	14,663	761	50,023	35,742
Adjustment for:
Accrued preference unit distributions	(7,582)	(6,818)	(15,164)	(13,808)
Differences on repurchase of preference units	—	(134)	—	(216)
Partnership’s profit/(loss) attributable to:	7,081	(6,191)	34,859	21,718
Common unitholders	6,933	(6,064)	34,127	21,269
General partner	148	(127)	732	449
Weighted average number of units outstanding (basic)
Common units	48,161,285	51,171,651	47,841,332	51,154,521
General partner units	1,021,953	1,077,524	1,021,646	1,077,509
Earnings/(loss) per unit (basic)
Common unitholders	0.14	(0.12)	0.71	0.42
General partner	0.14	(0.12)	0.72	0.42
Weighted average number of units outstanding (diluted)
Common units*	50,425,047	51,171,651	50,016,601	53,090,429
General partner units	1,021,953	1,077,524	1,021,646	1,077,509
Earnings/(loss) per unit (diluted)
Common unitholders	0.14	(0.12)	0.68	0.40
General partner	0.14	(0.12)	0.72	0.42
*

Includes unvested awards with respect to the 2015 Plan and Class B units. After the conversion of the first and second tranche of 415,000 Class B units on July 1, 2020 and 2021, respectively, the remaining 1,660,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option in four tranches of 415,000 units per annum on July 1 of 2022 (Note 16), 2023, 2024 and 2025.